Note 1 - Organization and Summary of Significant Accounting Policies: Organization and Basis of Presentation (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Organization and Basis of Presentation

Organization and Basis of Presentation

On February 1, 2012, Blue Bull Ventures, B.V., a Dutch company, was formed.

The Company is in the development stage, and has not commenced planned principal operations.  The Company has a December 31 year end.